Accumulated Other Comprehensive Income (Schedule of Accumulated Other Comprehensive Income) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 108.5	$ 84.9	$ 98.5	$ 86.6
Other comprehensive loss before reclassifications	(2.0)
Amounts reclassified from accumulated other comprehensive income	(0.1)
Net current period other comprehensive (loss) income	(2.1)
Ending balance	106.4	108.5	84.9	98.5
Pre-tax change		45.6	(18.2)	16.4
Income tax benefit (provision)		(22.0)	4.6	(4.5)
Currency Translation
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	158.6	157.1	160.0	160.5
Other comprehensive loss before reclassifications	(2.0)
Amounts reclassified from accumulated other comprehensive income	0
Net current period other comprehensive (loss) income	(2.0)
Ending balance	156.6	158.6	157.1	160.0
Pre-tax change		1.5	(2.9)	(0.5)
Income tax benefit (provision)		0	0	0
Unrecognized Gain (Loss) on Derivatives
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(7.3)	0	0	0
Other comprehensive loss before reclassifications	0
Amounts reclassified from accumulated other comprehensive income	0.2
Net current period other comprehensive (loss) income	0.2
Ending balance	(7.1)	(7.3)	0	0
Pre-tax change		(7.3)	0	0
Income tax benefit (provision)		0	0	0
Unrecognized Gain (Loss) on Benefit Plans
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(42.8)	(72.2)	(61.5)	(73.9)
Other comprehensive loss before reclassifications	0
Amounts reclassified from accumulated other comprehensive income	(0.3)
Net current period other comprehensive (loss) income	(0.3)
Ending balance	(43.1)	(42.8)	(72.2)	(61.5)
Pre-tax change		51.4	(15.3)	16.9
Income tax benefit (provision)		$ (22.0)	$ 4.6	$ (4.5)